Goodwill and Other Intangible Assets (Schedule of Expected Future Amortization Expense) (Details) $ in Millions	Jan. 02, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 184
2017	222
2018	237
2019	231
2020	220
After 2020	$ 1,105